Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (32,920)	$ (21,943)	$ (32,202)	$ (19,250)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	1,011	1,006	1,384	1,067
Amortization of operating lease right-of-use assets	7,154	929	2,972
Stock-based compensation expense	2,247	1,461	2,108	590
Accretion of discounts on marketable securities	(9)	(866)	(970)	(460)
Loss on disposal of property and equipment		51	51
Loss on termination of operating lease	108
Changes in operating assets and liabilities:
Accounts receivable	(18)	(1,612)	(1,009)	(365)
Prepaid expenses and other current assets	(243)	(5,617)	(628)	(724)
Accounts payable	(846)	1,186	1,709	434
Accrued expenses	(1,269)	1,380	3,381	2,232
Deferred revenue	7,236	606	(4,895)	36,950
Deferred rent				(232)
Operating lease liabilities	(6,630)	(1,231)	(5,275)
Other liabilities	267	189	(117)	855
Net cash used in operating activities	(23,912)	(24,461)	(33,491)	21,097
Cash flows from investing activities:
Purchases of property and equipment	(1,054)	(1,314)	(2,168)	(1,305)
Purchases of marketable securities		(99,797)	(115,880)	(74,905)
Sales and maturities of marketable securities	51,000	95,600	105,200	39,250
Net cash provided by (used in) investing activities	49,946	(5,511)	(12,848)	(36,960)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs paid in the period	42,248		25,953	68,029
Payments of initial public offering costs	(290)
Payments of issuance costs of convertible preferred stock issued in prior period	(245)
Proceeds from exercise of stock options	44	64	85	89
Net cash provided by financing activities	41,757	64	26,038	68,118
Net increase (decrease) in cash, cash equivalents and restricted cash	67,791	(29,908)	(20,301)	52,255
Cash, cash equivalents and restricted cash at beginning of period	41,574	61,875	61,875	9,620
Cash, cash equivalents and restricted cash at end of period	109,365	31,967	41,574	61,875
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accrued expenses and accounts payable at end of period	842
Conversion of convertible promissory note and accrued interest into Series C convertible preferred stock				3,074
Accretion of redeemable convertible preferred stock to redemption value				$ 984
Lease assets obtained in exchange for operating lease liabilities	$ 17,049	$ 14,716	43,326
Issuance costs for convertible preferred stock included in accrued expenses at end of period			$ 245